Balance Sheet Details - Schedule Of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued R&D costs	$ 3,063	$ 4,069	$ 9,043
Accrued compensation	2,924	3,494	3,664
Accrued audit, tax and filing fees	2,189	1,703	556
Accrued directors and officers insurance premium financing obligation	0	926
Accrued other	1,380	1,122	862
Total	$ 9,556	$ 11,314	$ 14,125